Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

Note 14 Equity

The Company has evaluated each series of preferred stock for proper classification under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. ASC 480 generally requires liability classification for financial instruments that are certain to be redeemed, as they represent obligations to purchase shares of stock or represent obligations to issue a variable number of common shares. Both Series B and Series C preferred stock are classified as liabilities within mezzanine equity on the consolidated balance sheet as of December 31, 2022. Series B preferred stock is classified as a liability within mezzanine equity on the consolidated balance sheet as of December 31, 2021.

The Company has 20,000,000 shares of preferred stock authorized with a par value of $0.0001.

Permanent Equity

Preferred Stock

Series A: On October 27, 2021, all 1,000,000 shares of Series A preferred stock were converted into 30,754,896 shares of common stock. As of December 31, 2022 and 2021, there were no shares of Series A preferred stock outstanding.

Series D: On June 30, 2022, the Company entered into an exchange agreement with funds affiliated with Arena Investors LP (“Arena Investors”) pursuant to which the Company issued 1,177,023 shares of Series D Preferred Stock. The Series D Preferred Stock was issued in exchange for the Convertible Notes. The total principal of the Convertible Notes was $12.5 million. The remaining unamortized discount as of June 30, 2022 of $4.3 million was fully amortized during the period ended June 30, 2022 and included in the amortization of debt discount on the consolidated statement of operations. As of December 31, 2022, there were 1,177,023 shares of Series D Preferred Stock issued and outstanding.

The Series D Preferred Stock has the following designations:

•	Convertible at the option of the holder into common stock at $0.4248 per share
•	The Series D liquidation preference is equal to $10.6191 per share
•	The holders are entitled to receive cumulative quarterly dividends at a fixed annual rate of 2.25% of the liquidation preference, or $0.23893 per share
•	No voting rights

In addition to the exchange of the Convertible Notes, the related 11.8 million outstanding warrants to purchase common stock were amended to allow the holder to exercise for a to-be-issued class of the Company’s preferred stock, which shall be convertible into the same number of shares of common stock as would have been issued upon exercise of such warrants under the original terms. This amendment caused the instruments to be treated as a derivative liability beginning on June 30, 2022. The transition to derivative accounting created a derivative liability of $40.4 million and a related deemed dividend of $32.8 million. Changes in the fair value of the derivative liability are marked to market through the consolidated statement of operations in the respective period.

Common Stock

On April 20, 2022, the Company entered into a securities purchase agreement with an affiliate of Island Capital Group, LLC pursuant to which the Company issued 1,428,575 shares of Charge’s common stock and three-year warrants to purchase up to 2,000,000 shares of Charge’s common stock at $8.50 per share for an aggregate purchase price of $10.0 million. The purchase price was allocated between common stock and warrants and is reported within common stock and additional paid-in capital on the consolidated balance sheet.

On December 8, 2020, the Company entered into a Private Placement Agreement for the purchase of up to an aggregate $2.5 million of Charge’s common stock at $0.25 per share. In connection with this agreement, the Company issued 8,700,000 shares for an aggregate purchase price of $2.2 million. The shares were issued on January 15, 2021.

Mezzanine Equity

Preferred Stock

Series B: On May 21, 2021, the Company issued 2,395,105 shares as part of the acquisition of ANS at an aggregate purchase price of $6.9 million. On June 20, 2022, 2,155,594 shares were converted to 2,155,594 shares of common stock. On August 22, 2022, the remaining 239,511 shares were redeemed. As of December 31, 2022, there were no shares of Series B preferred stock issued and outstanding. As of December 31, 2021, there were 2,395,105 shares of Series B preferred stock issued and outstanding.

The Series B preferred stock had the following designations:

•	Convertible at the option of the holder
•	The holders are entitled to receive cumulative dividends at 4% per annum, payable quarterly on January 1, April 1, July 1, and October 1
•	1 preferred share is convertible to 1 common share
•	The Series B holders are entitled to receive liquidation in preference to the common holders or any other class or series of preferred stock
•	The Series B holders are entitled to vote together with the common holders as a single class
•	Mandatorily redeemable 180 days following the mandatory redemption date

The shares of Series B preferred stock were mandatorily redeemable and, therefore, were required to be classified as a liability in the mezzanine section on the consolidated balance sheet as of December 31, 2021.

Series C: On December 17, 2021, the Company entered into a securities purchase agreement with funds affiliated with Arena Investors LP pursuant to which the Company issued 2,370,370 shares of Series C preferred stock at an aggregate face value of $7.4 million for an aggregate purchase price of $6.7 million. In connection with the issuance of the Series C preferred stock, the Company also issued warrants to purchase 2,370,370 shares of the Company’s common stock. The Company has valued and recorded the beneficial conversion feature of the Series C preferred stock and the warrants resulting in a deemed dividend at the time of issuance.

On February 25, 2022, the Company entered into a securities purchase agreement with an affiliate of Island Capital Group LLC pursuant to which it issued 3,856,000 Series C preferred stock at an aggregate face value of $12.1 million for an aggregate purchase price of $10.8 million. The Company has valued and recorded the beneficial conversion feature of the Series C preferred stock resulting in a deemed dividend at the time of issuance. As of December 31, 2022 and 2021, there were 6,226,370 and 2,370,370 shares, respectively, of Series C preferred stock issued and outstanding.

The Series C preferred stock has the following designations:

•	Convertible at the option of the holder at a conversion price of $3.125 per share
•	The holders are entitled to receive cumulative dividends at 6% per annum, payable monthly
•	In the event of reorganization, this class of preferred will not be affected by any such capital reorganization
•	The Series C liquidation preference is equal to the stated value, plus any accrued and unpaid dividends
•	Change of control provision whereby the Series C preferred shareholders would receive their stated value before all other shareholders
•	No voting rights
•	Redemption features
o	If the closing price exceeds 200% of the effective conversion price, the Company may force the conversion of preferred stock with 10 days written notice;
o	At any time after the original issue date, the Company has the option to redeem some or all the outstanding preferred stock for cash with 10 days written notice; and
o

On the third anniversary of the issue date, the holder may request redemption, at the Company’s option of cash or common stock, at the conversion price equal to the four-year redemption amount (a) 100% of the aggregate stated value then outstanding; (b) accrued but unpaid dividends; (c) additional cash consideration in order for the Purchases to achieve a 20% internal rate of return; and (d) all liquidated damages and other amounts due in respect of the preferred stock.

The Series C preferred stock provides that the Company shall redeem the preferred stock for cash or common stock at the Company’s option and, therefore, is not considered mandatorily redeemable. However, due to the change in control provision, the Series C preferred stock has liquidation preference and is deemed a liability and presented within mezzanine equity on the consolidated balance sheet as of December 31, 2022.

2020 Omnibus Equity Incentive Plan

On January 11, 2021, the Company’s Board of Directors and a majority of its stockholders adopted the 2020 Omnibus Equity Incentive Plan (the “2020 Plan”), as amended and restated as of May 7, 2021 and on December 23, 2021, with 75.0 million shares available for issuance. Under the 2020 Plan, the Company may grant stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, and other stock or cash-based awards to individuals who are employees, officers, non-employee directors or consultants of the Company. The vesting periods range from one to four years. As of December 31, 2022, approximately 34.6 million shares remain available for issuance under the 2020 Plan.

Non-Qualified Stock Option Agreement

On November 1, 2020, Transworld Holdings, Inc. granted 10.5 million in non-qualified stock options to the spouse of a key executive and current member of the Company’s Board of Directors for service in facilitating and completing the acquisition of PTGi. The stock options have an exercise price of $0.55, vest over a period of three years from the grant date and have a contractual term of 10 years. The grant date fair value of these stock options using the BSM valuation was $0.51 per share. These non-qualified stock options are separate from the 2020 Plan.

Restricted Stock Units

Restricted stock unit (“RSU”) activity is summarized as follows:

(in thousands except exercise price and contractual term)	Shares	Weighted Average Grant Date Fair Value
RSUs outstanding at December 31, 2021	241	$3.41
RSUs granted	405	2.26
RSUs released	(241)	3.41
RSUs forfeited	-	0.00
RSUs outstanding at December 31, 2022	405	$2.26
Weighted average remaining recognition period in years	3.5
Unamortized stock-based compensation expense (as adjusted)	$847

Stock options

Stock option activity is summarized as follows:

(in thousands except exercise price and contractual term)	Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2021	44,920	$1.78	-	-
Options granted	8,010	3.84	-	-
Options exercised	(634)	0.57	-	-
Options cancelled	(2,720)	3.08	-	-
Options outstanding at December 31, 2022	49,576	$2.06	$14,364	4.52 years
Options exercisable at December 31, 2022	24,626	$1.44	$10,713	4.49 years
Vested and expected to vest at December 31, 2022	49,576	$2.06	$14,364	4.52 years

The weighted-average grant date fair value of all options granted during the years ended December 31, 2022 and 2021 was $2.37 and $2.82, respectively. The total intrinsic value of stock options exercised during the year ended December 31, 2022 was $1.1 million. There were no stock options exercised during the year ended December 31, 2021. At December 31, 2022, there was $43.0 million of unrecognized stock-based compensation cost (as adjusted) related to unvested stock options that is expected to be recognized over a weighted-average period of 1.9 years.

The Company uses the following assumptions in its BSM valuation for stock options granted:

	Years Ended December 31,
	2022	2021
Weighted risk-free interest rate [1]	2.5%	0.4%
Weighted-average volatility [2]	257%	412%
Weighted expected dividend yield [3]	-%	-%
Weighted expected term (in years) [4]	4.2	3.4

1. Risk-free interest rate - Determined based on the U.S. Treasury yield in effect at the time of the grant for zero-coupon U.S. Treasury notes with remaining terms similar to the expected term of the options.

2. Expected volatility - Determined based on a blend of the Company’s historic stock price volatility and the historic volatility of a peer group of publicly traded companies.

3. Expected dividend yield - Determined to be zero as the Company has not and does not currently plan to issue dividends.

4. Expected term - Determined using the “simplified method” for estimating the expected option life, which is the midpoint of the weighted-average vesting period and contractual term of the option.

Warrants

Warrant activity is summarized as follows:

(in thousands except exercise price and contractual life)	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants outstanding at January 1, 2021	19,845	$1.26	3.5 years
Issued	4,240	4.00	2.1 years
Exercised	-	-	N/A
Expired	-	-	N/A
Warrants outstanding at December 31, 2021	24,085	$1.74	3.0 years
Warrants exercisable at December 31, 2021	24,085	$1.74	3.0 years
Issued	2,000	8.50	2.8 years
Exercised	(8,183)	(1.59)	N/A
Expired	-	-	N/A
Warrants outstanding at December 31, 2022	17,902	$2.56	1.8 years
Warrants exercisable at December 31, 2022	17,902	$2.56	1.8 years

Recognized Non-Cash Stock-Based Compensation Expense

The following non-cash stock-based compensation expense, which is related primarily to options, is included in the stock-based compensation line item in the consolidated statements of operations:

	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Stock-based compensation	$26,499	$21,801
Income tax benefit (1)	856	1,633
After-tax stock-based compensation expense	$25,643	$20,168

(1) Amounts exclude impact from any stock-based compensation expense subject to Section 162(m) of the Internal Revenue Code, which is nondeductible for income tax purposes.